Derivatives and Fair Value Measurements - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ 0	$ 0	$ 0
Cash Flow Hedging [Member] | Net Cost of Gas Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	5,006	(7,598)	(2,363)
Regulatory Deferral Accounting Treatment [Member] | Cash Flow Hedging [Member] | Net Cost of Gas Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (5,006)	$ 7,598	$ 2,363